Trade receivables and contract assets - Summary of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 93,552	€ 77,106
Contract assets	123,456	93,562
Gross
Disclosure of detailed information about financial instruments [line items]
Trade receivables	110,747	88,719
Contract assets	123,866	94,686
Allowance for expected credit losses
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(17,195)	(11,613)
Contract assets	€ (410)	€ (1,124)